Schedule of Tax Provision (Details) - USD ($)	3 Months Ended		6 Months Ended		9 Months Ended	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2024
Actual tax (benefit) provision		$ (52,000)
Previously Reported [Member]
Expected tax expense (benefit)					$ 1,344,000	$ 5,117,000
State income taxes, net of Federal income tax effect					326,000	1,574,000
Permanent differences					104,000	441,000
Permanent difference loss on issuance of warrants						2,441,000
Tax rate differential on foreign earnings					59,000	13,000
Change in valuation allowance					1,495,000	4,428,000
Other					11,000	250,000
Actual tax (benefit) provision